Item 1. Report to Shareholders

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    6 Months      Year
                       Ended     Ended
                     6/30/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
NET ASSET VALUE

Beginning of
period               $ 29.95   $ 23.67   $ 30.84   $ 35.50   $ 39.56   $ 33.38

Investment
activities

  Net investment
  income (loss)         0.19*     0.37*     0.34*     0.32*     0.33*     0.34*

  Net realized
  and unrealized
  gain (loss)           0.78      6.28     (7.17)    (4.65)    (3.98)     6.49

  Total from
  investment
  activities            0.97      6.65     (6.83)    (4.33)    (3.65)     6.83

Distributions

  Net investment
  income               (0.19)    (0.37)    (0.34)    (0.33)    (0.33)    (0.34)

  Net realized gain        -         -         -         -     (0.08)    (0.31)

  Total distributions  (0.19)    (0.37)    (0.34)    (0.33)    (0.41)    (0.65)

NET ASSET VALUE

End of period        $ 30.73   $ 29.95   $ 23.67   $ 30.84   $ 35.50   $ 39.56
                     -----------------------------------------------------------

Ratios/
Supplemental Data

Total return^           3.25%*   28.31%*  (22.21)%* (12.17)%*  (9.30)%*  20.64%*

Ratio of total
expenses to
average net assets      0.35%*+   0.35%*     0.35%*    0.35%*    0.35%*   0.40%*

Ratio of net
investment income
(loss) to average
net assets              1.27%*+   1.44%*     1.27%*    1.00%*    0.85%*   0.98%*

Portfolio
turnover rate            7.4%+     1.2%       6.6%      4.0%      9.1%     5.2%

Net assets,
end of period
(in millions)         $ 4,287   $ 3,885    $ 2,708   $ 3,473   $ 4,045  $ 5,049

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 0.40% contractual expense limitation in effect through 12/31/99 and a 0.35% contractual expense limitation in effect through 4/30/05.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                    Shares/$ Par              Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   97.7%

CONSUMER DISCRETIONARY   10.7%

Auto Components   0.2%

Johnson Controls                                      74,894              3,998

Delphi                                               229,158              2,447

Dana                                                  58,903              1,155

Cooper Tire                                           29,973                689

Goodyear Tire & Rubber *ss.                           71,470                650

Visteon                                               50,150                585

                                                                          9,524

Automobiles   0.7%

Ford Motor ss.                                       717,767             11,233

GM                                                   221,985             10,343

Harley-Davidson                                      118,086              7,314

                                                                         28,890

Distributors   0.1%

Genuine Parts ss.                                     69,120              2,743

                                                                          2,743

Hotels, Restaurants & Leisure   1.3%

McDonald's                                           495,879             12,893

Carnival                                             249,093             11,707

Starbucks *                                          157,471              6,847

International Game Technology                        136,024              5,251

Marriott, Class A                                     89,372              4,458

Yum! Brands *                                        114,967              4,279

Starwood Hotels & Resorts Worldwide, Class B          81,407              3,651

Hilton ss.                                           150,846              2,815

Harrah's Entertainment ss.                            44,771              2,422

Wendy's                                               44,185              1,539

Darden Restaurants ss.                                65,997              1,356

                                                                         57,218

Household Durables   0.5%

Fortune Brands                                        57,444              4,333

Pulte                                                 50,278              2,616

Newell Rubbermaid                                    106,978              2,514

Centex                                                48,036              2,198

Leggett & Platt ss.                                   78,946              2,109

Black & Decker                                        31,264              1,942

Whirlpool                                             27,553              1,890

Stanley Works ss.                                     33,887              1,545

KB Home                                               18,034              1,238

Maytag                                                32,279                791

Snap-On ss.                                           22,250                746

                                                                         21,922

Internet & Catalog Retail   0.6%

eBay *                                               258,852             23,801

                                                                         23,801

Leisure Equipment & Products   0.2%

Mattel                                               167,459              3,056

Eastman Kodak ss.                                    112,872              3,046

Brunswick ss.                                         36,917              1,506

Hasbro                                                69,949              1,329

                                                                          8,937

Media   3.5%

Time Warner *                                      1,803,374             31,703

Comcast, Class A *                                   884,782             24,800

Viacom, Class B                                      680,231             24,298

Disney                                               807,763             20,590

Gannett                                              106,552              9,041

Clear Channel Communications                         240,502              8,887

Tribune                                              129,627              5,903

McGraw-Hill                                           75,000              5,743

Omnicom ss.                                           74,037              5,619

Univision Communications, Class A *                  128,043              4,088

New York Times, Class A ss.                           57,868              2,587

Interpublic Group *                                  162,455              2,231

Knight-Ridder ss.                                     30,975              2,230

Dow Jones ss.                                         31,813              1,435

Meredith                                              19,514              1,072

                                                                        150,227

Multiline Retail   1.0%

Target                                               354,441             15,053

Kohl's *                                             132,700              5,611

J.C. Penney                                          114,871              4,337

Federated Department Stores                           70,773              3,475

Sears                                                 87,322              3,297

May Department Stores                                112,931              3,104

Dollar General                                       129,633              2,536

Nordstrom                                             54,214              2,310

Family Dollar Stores                                  66,957              2,037

Dillards, Class A                                     33,667                751

Big Lots *                                            49,720                719

                                                                         43,230

Specialty Retail   2.3%

Home Depot                                           876,423             30,850

Lowe's                                               308,901             16,233

GAP                                                  356,019              8,634

Best Buy                                             127,723              6,481

Staples                                              196,662              5,764

TJX                                                  194,589              4,697

Bed Bath & Beyond *                                  118,657              4,562

The Limited                                          185,991              3,478

AutoZone *                                            34,395              2,755

Sherwin-Williams                                      56,649              2,354

Office Depot *                                       123,207              2,207

Tiffany                                               57,809              2,130

RadioShack                                            63,577              1,820

Autonation *                                         105,200              1,799

Toys "R" Us *                                         85,578              1,363

Boise Cascade                                         34,508              1,299

Circuit City Stores ss.                               80,187              1,038

                                                                         97,464

Textiles, Apparel, & Luxury Goods   0.3%

Nike, Class B                                        103,635              7,850

V. F.                                                 43,147              2,101

Jones Apparel Group ss.                               49,412              1,951

Liz Claiborne                                         45,727              1,645

Reebok ss.                                            24,030                865

                                                                         14,412

Total Consumer Discretionary                                            458,368

CONSUMER STAPLES   10.9%

Beverages   2.7%

Coca-Cola                                            955,491             48,233

PepsiCo                                              671,777             36,196

Anheuser-Busch                                       317,575             17,149

Coca-Cola Enterprises                                185,965              5,391

Pepsi Bottling Group                                 100,461              3,068

Brown-Forman, Class B ss.                             47,522              2,294

Coors, Class B                                        14,559              1,053

                                                                        113,384

Food & Staples Retailing   3.3%

Wal-Mart                                           1,689,959             89,162

Walgreen                                             403,669             14,617

Sysco                                                251,092              9,007

Costco Wholesale                                     179,968              7,391

CVS                                                  158,801              6,673

Kroger *                                             292,687              5,327

Safeway *                                            175,244              4,441

Albertson's ss.                                      148,125              3,931

Supervalu                                             53,473              1,637

Winn-Dixie ss.                                        55,086                396

                                                                        142,582

Food Products   1.2%

Sara Lee                                             310,050              7,128

General Mills                                        149,094              7,086

Kellogg                                              160,799              6,730

ConAgra                                              208,234              5,639

Wrigley                                               87,904              5,542

Heinz                                                138,298              5,421

Hershey Foods                                        101,554              4,699

Campbell Soup                                        160,918              4,326

Archer-Daniels-Midland                               254,235              4,266

McCormick                                             54,100              1,839

                                                                         52,676

Household Products   2.0%

Procter & Gamble                                   1,011,440             55,063

Kimberly-Clark                                       197,600             13,018

Colgate-Palmolive                                    210,105             12,280

Clorox                                                83,223              4,476

                                                                         84,837

Personal Products   0.6%

Gillette                                             394,904             16,744

Avon Products                                        186,706              8,615

Alberto Culver, Class B                               35,141              1,762

                                                                         27,121

Tobacco   1.1%

Altria Group                                         804,671             40,274

UST                                                   65,443              2,356

R.J. Reynolds Tobacco ss.                             33,500              2,264

                                                                         44,894

Total Consumer Staples                                                  465,494

ENERGY   6.4%

Energy Equipment & Services   0.9%

Schlumberger                                         231,356             14,693

Halliburton                                          172,544              5,221

Baker Hughes                                         130,398              4,910

Transocean, Class C *ss.                             125,543              3,633

BJ Services *                                         63,467              2,909

Nabors Industries *                                   58,376              2,640

Noble Drilling *                                      53,100              2,012

Rowan *                                               41,860              1,019

                                                                         37,037

Oil & Gas   5.5%

Exxon Mobil                                        2,573,307            114,281

ChevronTexaco                                        424,968             39,994

ConocoPhillips                                       269,102             20,530

Occidental Petroleum                                 154,372              7,473

Devon Energy                                          94,351              6,227

Anadarko Petroleum                                   100,544              5,892

Burlington Resources                                 156,782              5,672

Apache                                               128,576              5,600

Marathon Oil                                         135,498              5,127

Unocal                                               103,136              3,919

Valero Energy                                         49,900              3,681

Kerr-McGee                                            59,443              3,196

Kinder Morgan                                         50,262              2,980

Amerada Hess ss.                                      35,305              2,796

EOG Resources                                         45,826              2,736

Williams Companies                                   203,198              2,418

El Paso Energy ss.                                   255,025              2,010

Sunoco                                                31,018              1,973

Ashland                                               27,386              1,446

                                                                        237,951

Total Energy                                                            274,988

FINANCIALS   19.8%

Capital Markets   3.4%

J.P. Morgan Chase                                    816,869             31,670

Morgan Stanley                                       432,591             22,828

Merrill Lynch                                        377,665             20,386

Goldman Sachs Group                                  190,125             17,902

Bank of New York                                     306,298              9,030

Lehman Brothers                                      108,861              8,192

State Street                                         131,986              6,473

Charles Schwab                                       544,646              5,234

Franklin Resources                                   100,032              5,010

Mellon Financial                                     168,137              4,931

Northern Trust                                        86,783              3,669

Bear Stearns                                          41,352              3,486

T. Rowe Price Group ss.                               50,013              2,521

E*TRADE Group *                                      146,500              1,633

Janus Capital Group ss.                               92,297              1,522

Federated Investors, Class B ss.                      42,800              1,299

                                                                        145,786

Commercial Banks   6.0%

Bank of America                                      802,306             67,891

Wells Fargo                                          659,557             37,746

Wachovia                                             517,366             23,023

Bank One                                             440,093             22,445

U.S. Bancorp                                         745,922             20,558

Fifth Third Bancorp                                  221,446             11,909

National City ss.                                    242,768              8,499

BB&T                                                 220,136              8,138

SunTrust                                             110,786              7,200

PNC Financial Services Group                         110,319              5,856

SouthTrust                                           130,309              5,057

KeyCorp                                              163,355              4,883

M & T Bank                                            46,900              4,094

Charter One Financial                                 88,506              3,911

Comerica                                              67,956              3,729

AmSouth Bancorporation                               138,617              3,531

Marshall & Ilsley                                     88,802              3,471

Regions Financial                                     86,950              3,178

Synovus Financial                                    121,045              3,065

North Fork Bancorporation ss.                         67,930              2,585

First Horizon National                                48,911              2,224

Union Planters                                        73,928              2,204

Zions Bancorp                                         35,765              2,198

Huntington Bancshares                                 91,308              2,091

                                                                        259,486

Consumer Finance   1.3%

American Express                                     502,837             25,836

MBNA                                                 501,722             12,940

SLM Corporation                                      174,865              7,073

Capital One Financial                                 94,009              6,428

Providian Financial *                                114,781              1,684

                                                                         53,961

Diversified Financial Services   2.4%

Citigroup                                          2,035,263             94,640

Principal Financial Group                            124,371              4,326

Moody's                                               58,806              3,802

                                                                        102,768

Insurance   4.5%

American International Group                       1,031,571             73,530

Allstate                                             275,112             12,806

MetLife                                              297,444             10,663

Saint Paul Companies                                 262,081             10,625

Prudential                                           210,130              9,765

Marsh & McLennan                                     205,909              9,344

AFLAC                                                200,073              8,165

Hartford Financial Services                          114,364              7,861

Progressive Corporation                               86,143              7,348

Chubb                                                 74,380              5,071

ACE                                                  110,609              4,677

Loews                                                 73,527              4,409

XL Capital ss.                                        54,190              4,089

Aon                                                  122,878              3,498

Lincoln National                                      70,259              3,320

MBIA                                                  57,164              3,265

Ambac                                                 42,404              3,114

Cincinnati Financial ss.                              66,058              2,875

Jefferson Pilot                                       54,277              2,757

SAFECO ss.                                            55,079              2,424

Torchmark ss.                                         43,341              2,332

UnumProvident ss.                                    116,914              1,859

                                                                        193,797

Real Estate   0.4%

Equity Office Properties, REIT                       158,233              4,304

Simon Property Group, REIT                            82,337              4,234

Equity Residential, REIT                             108,485              3,225

ProLogis Trust, REIT                                  71,900              2,367

Plum Creek Timber ss.                                 72,504              2,362

Apartment Investment &
Management, REIT, Class A                             35,800              1,114

                                                                         17,606

Thrifts & Mortgage Finance   1.8%

Fannie Mae                                           381,447             27,220

Freddie Mac                                          270,493             17,122

Washington Mutual                                    339,305             13,111

Countrywide Financial                                109,717              7,708

Golden West Financial                                 60,955              6,482

MGIC Investment ss.                                   39,294              2,981

Sovereign Bancorp                                    120,200              2,636

                                                                         77,260

Total Financials                                                        850,664

HEALTH CARE   13.1%

Biotechnology   1.2%

Amgen *                                              494,756             26,999

Biogen Idec *                                        133,727              8,458

Gilead Sciences *                                     84,000              5,628

Genzyme *                                             87,695              4,151

Chiron *                                              73,658              3,288

MedImmune *                                           96,747              2,264

                                                                         50,788

Health Care Equipment & Supplies   2.2%

Medtronic                                            477,148             23,247

Boston Scientific *                                  324,530             13,890

Stryker                                              154,774              8,512

Zimmer Holdings *                                     95,934              8,461

Baxter International                                 242,399              8,365

Guidant                                              123,924              6,925

St. Jude Medical *                                    69,096              5,227

Becton, Dickinson                                    100,101              5,185

Biomet                                                99,937              4,441

Waters Corporation *                                  49,199              2,351

C. R. Bard                                            41,476              2,350

Applied Biosystems Group - Applera                    81,065              1,763

Hospira *                                             60,444              1,668

Bausch & Lomb                                         21,048              1,370

Millipore *                                           19,623              1,106

                                                                         94,861

Health Care Providers & Services   2.0%

UnitedHealth Group                                   243,094             15,133

Cardinal Health                                      169,337             11,862

HCA                                                  193,289              8,039

WellPoint Health Networks *                           60,507              6,777

Caremark RX *                                        179,400              5,909

Aetna                                                 59,860              5,088

Anthem *                                              54,500              4,881

Medco *                                              105,925              3,972

McKesson                                             115,514              3,966

CIGNA                                                 56,100              3,860

Quest Diagnostics                                     40,800              3,466

AmerisourceBergen                                     43,785              2,617

Tenet Healthcare *                                   183,128              2,456

Express Scripts *                                     30,500              2,417

IMS Health                                            93,165              2,184

Health Management ss.                                 93,693              2,101

Manor Care                                            35,171              1,149

Humana *                                              62,888              1,063

                                                                         86,940

Pharmaceuticals   7.7%

Pfizer                                             2,993,075            102,603

Johnson & Johnson                                  1,171,064             65,228

Merck                                                874,340             41,531

Eli Lilly                                            441,402             30,859

Abbott Laboratories                                  608,147             24,788

Wyeth                                                518,869             18,762

Bristol-Myers Squibb                                 759,770             18,614

Schering-Plough                                      577,304             10,669

Forest Laboratories *                                145,036              8,213

Allergan                                              51,388              4,600

Mylan Laboratories                                   103,300              2,092

Watson Pharmaceuticals *                              42,030              1,131

King Pharmaceuticals *                                92,774              1,062

                                                                        330,152

Total Health Care                                                       562,741

INDUSTRIALS & BUSINESS SERVICES   11.2%

Aerospace & Defense   1.9%

United Technologies                                  201,024             18,390

Boeing                                               333,382             17,032

Honeywell International                              339,757             12,445

Lockheed Martin                                      175,796              9,155

General Dynamics                                      78,657              7,811

Northrop Grumman                                     141,594              7,604

Raytheon                                             176,899              6,328

Rockwell Collins                                      69,451              2,314

Goodrich                                              46,039              1,488

                                                                         82,567

Air Freight & Logistics   1.0%

UPS, Class B                                         443,479             33,336

Fedex                                                117,712              9,616

Ryder System ss.                                      25,518              1,023

                                                                         43,975

Airlines   0.1%

Southwest Airlines                                   309,734              5,194

Delta *ss.                                            48,523                346

                                                                          5,540

Building Products   0.2%

Masco                                                177,655              5,539

American Standard *                                   84,360              3,401

                                                                          8,940

Commercial Services & Supplies   1.1%

Cendant                                              400,134              9,795

Waste Management                                     228,900              7,016

Apollo Group, Class A *                               69,444              6,131

Pitney Bowes                                          91,003              4,027

H&R Block ss.                                         69,988              3,337

Cintas                                                67,402              3,213

R.R. Donnelley                                        85,571              2,826

Avery Dennison                                        43,070              2,757

Robert Half International ss.                         66,761              1,987

Allied Waste Industries *                            125,571              1,655

Equifax                                               53,295              1,319

Deluxe Corporation                                    21,593                939

                                                                         45,002

Construction & Engineering   0.0%

Fluor                                                 33,310              1,588

                                                                          1,588

Electrical Equipment   0.4%

Emerson Electric                                     165,344             10,508

Rockwell Automation                                   72,687              2,726

Cooper Industries, Class A                            35,953              2,136

American Power Conversion                             77,166              1,516

Thomas & Betts                                        22,290                607

Power-One *ss.                                        30,600                336

                                                                         17,829

Industrial Conglomerates   4.5%

General Electric Capital                           4,158,899            134,749

3M                                                   306,990             27,632

Tyco International                                   789,173             26,153

Textron                                               54,202              3,217

                                                                        191,751

Machinery   1.5%

Illinois Tool Works                                  121,888             11,688

Caterpillar                                          134,686             10,700

Deere                                                 97,999              6,874

Danaher                                              122,902              6,373

Ingersoll-Rand, Class A                               68,472              4,677

PACCAR                                                69,361              4,022

Eaton                                                 59,578              3,857

Dover                                                 80,030              3,369

ITT Industries                                        36,476              3,028

Parker Hannifin                                       48,592              2,889

Pall                                                  49,493              1,296

Navistar *ss.                                         27,870              1,080

Cummins Engine ss.                                    17,061              1,066

Crane                                                 24,341                764

                                                                         61,683

Road & Rail   0.4%

Union Pacific                                        101,879              6,056

Burlington Northern Santa Fe                         146,648              5,143

Norfolk Southern                                     152,405              4,042

CSX                                                   85,234              2,793

                                                                         18,034

Trading Companies & Distributors   0.1%

W. W. Grainger                                        35,562              2,045

                                                                          2,045

Total Industrials & Business Services                                   478,954

INFORMATION TECHNOLOGY   16.8%

Communications Equipment   3.0%

Cisco Systems *                                    2,660,474             63,053

QUALCOMM                                             318,146             23,218

Motorola                                             923,366             16,851

Corning *                                            539,437              7,045

Lucent Technologies *ss.                           1,690,065              6,389

Avaya *ss.                                           173,533              2,740

JDS Uniphase *ss.                                    568,511              2,155

Scientific-Atlanta                                    61,124              2,109

Comverse Technology *                                 77,592              1,547

Tellabs *ss.                                         165,722              1,448

Andrew *ss.                                           64,200              1,285

QLogic *                                              36,961                983

ADC Telecommunications *ss.                          317,529                902

CIENA *                                              222,895                829

                                                                        130,554

Computer & Peripherals   3.5%

IBM                                                  661,076             58,274

Dell *                                               994,748             35,632

Hewlett-Packard                                    1,211,606             25,565

EMC *                                                961,656             10,963

Sun Microsystems *                                 1,299,826              5,641

Lexmark International, Class A *                      51,067              4,930

Apple Computer *                                     148,622              4,836

Network Appliance *ss.                               136,915              2,948

NCR *                                                 36,588              1,814

Gateway *                                            159,322                717

                                                                        151,320

Electronic Equipment & Instruments   0.5%

Agilent Technologies *                               190,364              5,574

Solectron *                                          382,014              2,472

Molex ss.                                             74,032              2,375

Jabil Circuit *ss.                                    78,654              1,981

Thermo Electron *                                     64,072              1,970

Sanmina-SCI *ss.                                     204,097              1,857

Symbol Technologies                                   91,349              1,346

Tektronix                                             32,039              1,090

PerkinElmer ss.                                       49,676                995

                                                                         19,660

Internet Software & Services   0.5%

Yahoo! *                                             530,096             19,258

Monster Worldwide *                                   45,607              1,173

                                                                         20,431

IT Services   1.2%

First Data                                           343,277             15,283

Automatic Data Processing                            231,880              9,711

Paychex                                              147,671              5,003

Electronic Data Systems ss.                          190,612              3,650

Computer Sciences *                                   74,145              3,443

Fiserv *                                              76,923              2,992

SunGard Data Systems *                               112,426              2,923

Affiliated Computer Services, Class A *               53,200              2,816

Unisys *                                             130,884              1,817

Sabre Holdings                                        54,614              1,513

Convergys *                                           58,264                897

                                                                         50,048

Office Electronics   0.1%

Xerox *ss.                                           316,974              4,596

                                                                          4,596

Semiconductor & Semiconductor
Equipment   3.6%

Intel                                              2,544,916             70,240

Texas Instruments                                    681,858             16,487

Applied Materials *                                  662,359             12,995

Analog Devices                                       148,294              6,982

Maxim Integrated Products                            127,045              6,660

Broadcom, Class A *                                  122,205              5,715

Linear Technology                                    121,670              4,802

Xilinx                                               135,849              4,525

KLA-Tencor *                                          76,939              3,799

Micron Technology *                                  240,923              3,689

Altera *                                             147,146              3,270

National Semiconductor *                             141,294              3,107

Advanced Micro Devices *ss.                          143,965              2,289

Novellus Systems *                                    59,391              1,867

Teradyne *                                            75,906              1,723

NVIDIA *                                              63,079              1,293

LSI Logic *ss.                                       152,065              1,159

PMC-Sierra *                                          70,910              1,018

Applied Micro Circuits *ss.                          118,078                628

                                                                        152,248

Software   4.4%

Microsoft                                          4,252,994            121,465

Oracle *                                           2,050,587             24,463

Electronic Arts *                                    120,378              6,567

Computer Associates                                  229,385              6,437

Symantec *                                           123,000              5,385

VERITAS Software *                                   169,471              4,694

Adobe Systems                                         93,314              4,339

Intuit *                                              77,388              2,986

PeopleSoft *                                         145,118              2,685

Siebel Systems *                                     199,415              2,130

Autodesk                                              45,119              1,932

Mercury Interactive *ss.                              36,626              1,825

BMC Software *                                        87,514              1,619

Citrix Systems *                                      66,730              1,359

Novell *                                             152,689              1,281

Compuware *                                          151,987              1,003

Parametric Technology *                              108,704                543

                                                                        190,713

Total Information Technology                                            719,570

MATERIALS   2.9%

Chemicals   1.5%

DuPont                                               392,832             17,450

Dow Chemical                                         367,524             14,958

Praxair                                              127,780              5,100

Air Products and Chemicals                            91,163              4,781

PPG Industries                                        67,128              4,195

Monsanto                                             104,914              4,039

Rohm & Haas                                           87,425              3,635

Ecolab ss.                                           101,634              3,222

Sigma Aldrich                                         27,612              1,646

Engelhard                                             48,559              1,569

Eastman Chemical                                      30,517              1,411

International Flavors & Fragrances                    36,430              1,362

Hercules *                                            45,386                553

Great Lakes Chemical                                  19,292                522

                                                                         64,443

Construction Materials   0.0%

Vulcan Materials                                      40,167              1,910

                                                                          1,910

Containers & Packaging   0.2%

Sealed Air *                                          32,473              1,730

Ball                                                  22,466              1,619

Pactiv *                                              62,204              1,551

Temple-Inland                                         21,344              1,478

Bemis                                                 40,998              1,158

                                                                          7,536

Metals & Mining   0.7%

Alcoa                                                342,298             11,306

Newmont Mining                                       176,076              6,825

Phelps Dodge *                                        36,908              2,861

Freeport McMoRan Copper Gold ss.                      75,460              2,502

Nucor ss.                                             31,317              2,404

USX-U.S. Steel Group                                  47,251              1,659

Worthington Industries ss.                            35,092                720

Allegheny Technologies ss.                            35,276                637

                                                                         28,914

Paper & Forest Products   0.5%

International Paper                                  191,409              8,556

Weyerhaeuser                                          94,218              5,947

Georgia-Pacific                                      100,527              3,717

MeadWestvaco                                          82,413              2,422

Louisiana Pacific                                     43,918              1,039

                                                                         21,681

Total Materials                                                         124,484

TELECOMMUNICATION SERVICES   3.3%

Diversified Telecommunication
Services   2.7%

Verizon Communications                             1,082,526             39,176

SBC Communications                                 1,305,947             31,669

BellSouth                                            725,287             19,017

Sprint ss.                                           561,351              9,880

Alltel                                               121,389              6,145

AT&T                                                 311,397              4,556

Qwest Communications International *                 704,816              2,530

Centurytel                                            55,828              1,677

Citizens Communications *ss.                         114,970              1,391

                                                                        116,041

Wireless Telecommunication Services   0.6%

AT&T Wireless *                                    1,058,263             15,155

Nextel Communications, Class A *                     437,820             11,672

                                                                         26,827

Total Telecommunication Services                                        142,868

UTILITIES   2.6%

Electric Utilities   1.8%

Exelon                                               258,336              8,600

Southern Company ss.                                 289,503              8,439

TXU                                                  127,973              5,184

Entergy                                               90,054              5,044

American Electric Power                              155,933              4,990

FirstEnergy                                          130,593              4,886

FPL Group                                             72,665              4,647

PG&E *                                               163,917              4,580

Progress Energy                                       97,242              4,284

Consolidated Edison ss.                               96,553              3,839

Edison International                                 129,353              3,308

PPL                                                   69,676              3,198

Ameren ss.                                            71,509              3,072

DTE Energy                                            67,623              2,741

CINergy                                               70,726              2,688

XCEL Energy                                          157,177              2,626

Pinnacle West Capital ss.                             36,497              1,474

CenterPoint Energy ss.                               122,146              1,405

Teco Energy ss.                                       76,304                915

Allegheny Energy *ss.                                 50,515                778

CMS Energy *ss.                                       66,420                606

                                                                         77,304

Gas Utilities   0.1%

KeySpan                                               62,549              2,296

NiSource                                             103,565              2,136

NICOR ss.                                             19,326                656

Peoples Energy ss.                                    15,026                633

                                                                          5,721

Multi-Utilities & Unregulated Power   0.7%

Dominion Resources                                   128,837              8,127

Duke Energy                                          360,360              7,312

Public Service Enterprise                             93,249              3,733

Sempra Energy                                         89,795              3,091

Constellation Energy Group                            66,588              2,524

AES *                                                251,033              2,493

Calpine *ss.                                         165,429                714

Dynegy, Class A *ss.                                 151,885                647

                                                                         28,641

Total Utilities                                                         111,666


Total Common Stocks (Cost  $3,461,132)                                4,189,797

SHORT-TERM INVESTMENTS   3.2%

Money Market Fund   3.0%

T. Rowe Price Reserve Investment
Fund, 1.16% #                                    126,720,580            126,721

U.S. Treasury Obligations   0.2%

U.S. Treasury Bills, 1.037%, 8/12/04 ++            7,000,000              6,992

Total Short-Term Investments (Cost  $133,713)                           133,713

SECURITIES LENDING COLLATERAL   1.9%

Money Market Trust   1.9%

State Street Bank and Trust Company
of New Hampshire N.A. Securities
Lending Quality Trust units, 1.22% #              81,705,101             81,705

Total Securities Lending Collateral
(Cost  $81,705)                                                          81,705

Total Investments in Securities

102.8% of Net Assets (Cost $3,676,550)                               $4,405,215
                                                                     ----------

Futures Contracts

($ 000s)

                                                    Contract          Unrealized
                                    Expiration         Value         Gain (Loss)
                                    ----------    ----------         -----------

Long, 353 September S&P 500
contracts, $5,950 par of 1.037%
U.S. Treasury Bills pledged as
initial margin                            9/04    $  100,640         $      790

Net payments (receipts) of
variation margin to date                                                   (384)

Variation margin receivable
(payable)on open futures
contracts                                                            $      406
                                                                     ----------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ss.  All or a portion of this security is on loan at June 30, 2004 - See Note 2

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2004.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $3,676,550)           $     4,405,215

Other assets                                                             26,248

Total assets                                                          4,431,463

Liabilities

Total liabilities                                                       144,791

NET ASSETS                                                      $     4,286,672
                                                                ----------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $           400

Undistributed net realized gain (loss)                                  (91,751)

Net unrealized gain (loss)                                              729,455

Paid-in-capital applicable to 139,497,235 shares
of $0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    3,648,568

NET ASSETS                                                      $     4,286,672
                                                                ----------------

NET ASSET VALUE PER SHARE                                       $         30.73
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Income

  Dividend                                                      $        33,502

  Securities lending                                                         99

  Interest                                                                   34

  Total income                                                           33,635

Expenses

  Shareholder servicing                                                   4,021

  Investment management                                                   3,109

  Custody and accounting                                                    163

  Prospectus and shareholder reports                                        131

  Registration                                                               52

  Legal and audit                                                            10

  Directors                                                                   6

  Miscellaneous                                                             157

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                             (393)

  Total expenses                                                          7,256

Net investment income (loss)                                             26,379

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             76,584

  Futures                                                                 6,277

  Net realized gain (loss)                                               82,861

Change in net unrealized gain (loss)

  Securities                                                             23,097

  Futures                                                                (2,883)

  Change in net unrealized gain (loss)                                   20,214

Net realized and unrealized gain (loss)                                 103,075

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $       129,454
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                    6 Months               Year
                                                       Ended              Ended
                                                     6/30/04           12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                $       26,379     $       45,797

  Net realized gain (loss)                            82,861             15,501

  Change in net unrealized gain (loss)                20,214            763,875

  Increase (decrease) in net
  assets from operations                             129,454            825,173

Distributions to shareholders

  Net investment income                              (26,227)           (45,987)

Capital share transactions *

  Shares sold                                        769,590            927,373

  Distributions reinvested                            25,720             45,115

  Shares redeemed                                   (497,346)          (574,733)

  Redemption Fee                                          44                 79

  Increase (decrease) in net
  assets from capital
  share transactions                                 298,008            397,834

Net Assets

Increase (decrease) during period                    401,235          1,177,020

Beginning of period                                3,885,437          2,708,417

End of period                                 $    4,286,672     $    3,885,437
                                              --------------     ---------------

(Including undistributed net investment income of $400 at 6/30/04 and $248 at 12/31/03)

*Share information

  Shares sold                                         25,280             35,870

  Distributions reinvested                               847              1,698

  Shares redeemed                                    (16,381)           (22,258)

  Increase (decrease) in shares outstanding            9,746             15,310

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(R).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $2,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

In-Kind Redemptions
In certain circumstances, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2004, the fund realized $81,301,000 of net gain on $130,887,000 of in-kind redemptions.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/lo ss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, the value of loaned securities was $80,047,000; aggregate collateral consisted of $81,705,000 in the money market pooled trust.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $451,446,000 and $149,737,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $170,632,000 of unused capital loss carryforwards, of which $55,895,000 expire in 2009, and $114,737,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $3,676,550,000. Net unrealized gain aggregated $729,455,000 at period-end, of which $1,092,498,000 related to appreciated investments and $363,043,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.15% of the fund's average daily net assets. The fee is computed daily and paid monthly. At June 30, 2004, investment management fee payable totaled $484,000.

The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.35%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $2,689,000 through December 31,

2004, $1,304,000 through December 31, 2005, and $393,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $2,436,000 for the six months ended June 30, 2004, of which $476,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $461,000 for shareholder servicing costs related to the college savings plans, of which $326,000 was for services provided by Price and $92,000 was payable at period-end. At June 30, 2004, approximately 6.5% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $375,000 of Retirement Funds' expenses, of which $241,000 related to services provided by Price and $64,000 was payable at period-end. At June 30, 2004, approximately 7.8% of the outstanding shares of the fund were held by the Retirement Funds.

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $495,000.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Equity Index 500 Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Index Trust, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004